UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   10/9/2001

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    89

Form 13F Information Table Value Total:   148,564
                                         (thousands)

List of Other Included Managers:

NONE

                                         FORM 13F INFORMATION TABLE

                                                                                                     VOTING
                                                   VALUE     SHRS /    SH/   INVESTMENT   OTHER    AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   DISCRETION  MANAGERS     SOLE
------------------  ---------------  ----------  ---------  ---------  ----  ----------  --------  ----------
ADC Telecom         Common Stock     000886101         496    142,000  SH    SOLE        NONE         142,000
AOL Time Warner In  Common Stock     00184A105       2,956     89,296  SH    SOLE        NONE          89,296
Abbott Laboratorie  Common Stock     002824100       1,473     28,400  SH    SOLE        NONE          28,400
Adobe Systems       Common Stock     00724f101         787     32,802  SH    SOLE        NONE          32,802
Altera Corp.        Common Stock     021441100         656     40,050  SH    SOLE        NONE          40,050
American Internati  Common Stock     026874107       4,559     58,450  SH    SOLE        NONE          58,450
Amgen Inc.          Common Stock     031162100       4,715     80,223  SH    SOLE        NONE          80,223
Anheuser-Busch Cos  Common Stock     035229103       3,364     80,315  SH    SOLE        NONE          80,315
Aquila Inc.         Common Stock     03840p102         328     11,700  SH    SOLE        NONE          11,700
BJ's Wholesale Clu  Common Stock     05548J106       2,328     48,890  SH    SOLE        NONE          48,890
BP PLC              Common Stock     055622104         407      8,281  SH    SOLE        NONE           8,281
Bank of America Co  Common Stock     060505104         477      8,164  SH    SOLE        NONE           8,164
Biomet Inc.         Common Stock     090613100         420     14,360  SH    SOLE        NONE          14,360
Bristol Myers Squi  Common Stock     110122108         252      4,536  SH    SOLE        NONE           4,536
BroadWing Inc.      Common Stock     111620100         349     21,690  SH    SOLE        NONE          21,690
CYTYC Corp.         Common Stock     232946103         909     33,900  SH    SOLE        NONE          33,900
Calpine Corp.       Common Stock     131347106         702     30,760  SH    SOLE        NONE          30,760
Caremark RX         Common Stock     141705103       1,512     90,655  SH    SOLE        NONE          90,655
CenterPoint Proper  Common Stock     151895109         310      6,500  SH    SOLE        NONE           6,500
Cincinnati Financi  Common Stock     172062101       1,440     34,610  SH    SOLE        NONE          34,610
Cisco Systems Inc.  Common Stock     17275R102       2,605    213,895  SH    SOLE        NONE         213,895
Citigroup Inc.      Common Stock     172967101       3,581     88,426  SH    SOLE        NONE          88,426
Citrix Systems Inc  Common Stock     177376100       1,468     74,120  SH    SOLE        NONE          74,120
Coca-Cola Co.       Common Stock     191216100         405      8,640  SH    SOLE        NONE           8,640
Concord EFS, Inc.   Common Stock     206197105       2,890     59,040  SH    SOLE        NONE          59,040
Convergys Corp.     Common Stock     212485106       1,433     51,630  SH    SOLE        NONE          51,630
Developers Diversi  Common Stock     251591103         219     12,200  SH    SOLE        NONE          12,200
Duke Energy         Common Stock     264399106       2,696     71,240  SH    SOLE        NONE          71,240
Duke-Weeks Realty   Common Stock     264411505         618     26,100  SH    SOLE        NONE          26,100
Equity Office Prop  Common Stock     294741103         532     16,625  SH    SOLE        NONE          16,625
Equity Residential  Common Stock     29476L107         925     15,841  SH    SOLE        NONE          15,841
Exxon Mobil Corp.   Common Stock     30231G102       4,622    117,306  SH    SOLE        NONE         117,306
Federal Home Loan   Common Stock     313400301       4,588     70,585  SH    SOLE        NONE          70,585
Fifth Third Bancor  Common Stock     316773100       1,739     28,290  SH    SOLE        NONE          28,290
Forest City Enterp  Common Stock     345550107         833     17,354  SH    SOLE        NONE          17,354
General Dynamics C  Common Stock     369550108         291      3,300  SH    SOLE        NONE           3,300
General Electric C  Common Stock     369604103       8,940    240,319  SH    SOLE        NONE         240,319
General Mills Inc.  Common Stock     370334104         311      6,830  SH    SOLE        NONE           6,830
Harris Corp.        Common Stock     413875105         367     11,530  SH    SOLE        NONE          11,530
Highwoods Properti  Common Stock     431284108         353     14,250  SH    SOLE        NONE          14,250
Home Depot Inc.     Common Stock     437076102       3,023     78,792  SH    SOLE        NONE          78,792
IBM Corp.           Common Stock     459200101       3,565     38,870  SH    SOLE        NONE          38,870
IMS Health Inc.     Common Stock     449934108       1,510     60,260  SH    SOLE        NONE          60,260
Intel Corp.         Common Stock     458140100       3,081    150,750  SH    SOLE        NONE         150,750
Jacobs Engineering  Common Stock     469814107       1,131     18,130  SH    SOLE        NONE          18,130
Johnson & Johnson   Common Stock     478160104       3,875     69,946  SH    SOLE        NONE          69,946
KeySpan Corp.       Common Stock     49337W100         393     11,830  SH    SOLE        NONE          11,830
Keycorp             Common Stock     493267108         201      8,344  SH    SOLE        NONE           8,344
Lexmark             Common Stock     529771107         241      5,400  SH    SOLE        NONE           5,400
Medtronic Inc.      Common Stock     585055106       3,523     80,985  SH    SOLE        NONE          80,985
Merck & Co.         Common Stock     589331107       1,856     27,874  SH    SOLE        NONE          27,874
Microsoft Corp.     Common Stock     594918104       5,518    107,845  SH    SOLE        NONE         107,845
National Commerce   Common Stock     63545P104         574     21,980  SH    SOLE        NONE          21,980
Newell Rubbermaid   Common Stock     651229106         227      9,984  SH    SOLE        NONE           9,984
NiSource Inc.       Common Stock     65473p105         522     22,410  SH    SOLE        NONE          22,410
Nokia Corp.         Common Stock     654902204       1,223     78,138  SH    SOLE        NONE          78,138
Northern Trust Cor  Common Stock     665859104         246      4,685  SH    SOLE        NONE           4,685
Northrop Grumman C  Common Stock     666807102       1,045     10,350  SH    SOLE        NONE          10,350
Omnicom Group Inc.  Common Stock     681919106         383      5,902  SH    SOLE        NONE           5,902
Oracle Corp.        Common Stock     68389X105         899     71,450  SH    SOLE        NONE          71,450
Pepsico Inc.        Common Stock     713448108       4,762     98,180  SH    SOLE        NONE          98,180
Pfizer Inc.         Common Stock     717081103       6,151    153,392  SH    SOLE        NONE         153,392
Pharmacia Corp.     Common Stock     71713U102         396      9,770  SH    SOLE        NONE           9,770
Polycom Inc.        Common Stock     73172K104         508     20,840  SH    SOLE        NONE          20,840
Procter & Gamble C  Common Stock     742718109         614      8,430  SH    SOLE        NONE           8,430
Progressive Corp.   Common Stock     743315103         877      6,550  SH    SOLE        NONE           6,550
Royal Dutch Petrol  Common Stock     780257804         217      4,320  SH    SOLE        NONE           4,320
SBC Communications  Common Stock     78387G103       5,251    111,443  SH    SOLE        NONE         111,443
Safeway Inc.        Common Stock     786514208       2,333     58,730  SH    SOLE        NONE          58,730
Schering Plough Co  Common Stock     806605101         564     15,194  SH    SOLE        NONE          15,194
Sprint Corp. (PCS   Common Stock     852061506       1,140     43,370  SH    SOLE        NONE          43,370
Stryker Corp.       Common Stock     863667101       2,186     41,320  SH    SOLE        NONE          41,320
Sungard Data Syste  Common Stock     867363103       1,739     74,420  SH    SOLE        NONE          74,420
TJX Companies Inc.  Common Stock     872540109         360     10,935  SH    SOLE        NONE          10,935
Target Corp.        Common Stock     87612e106       1,982     62,430  SH    SOLE        NONE          62,430
Tenet Healthcare C  Common Stock     88033g100       1,485     24,900  SH    SOLE        NONE          24,900
Toys R Us Inc.      Common Stock     892335100       1,485     86,160  SH    SOLE        NONE          86,160
Tyco International  Common Stock     902124106       3,800     83,524  SH    SOLE        NONE          83,524
United Technologie  Common Stock     913017109       2,160     46,460  SH    SOLE        NONE          46,460
Verizon Communicat  Common Stock     92343V104         624     11,538  SH    SOLE        NONE          11,538
Wal-Mart Stores In  Common Stock     931142103       1,975     39,900  SH    SOLE        NONE          39,900
Walgreen Company    Common Stock     931422109         448     13,000  SH    SOLE        NONE          13,000
Waste Management I  Common Stock     94106L109       2,015     75,345  SH    SOLE        NONE          75,345
Wells Fargo & Co.   Common Stock     949746101         970     21,826  SH    SOLE        NONE          21,826
Williams Companies  Common Stock     969457100         385     14,120  SH    SOLE        NONE          14,120
Xcel Energy Inc.    Common Stock     98389B100       1,161     41,230  SH    SOLE        NONE          41,230
Xilinx Inc.         Common Stock     983919101         497     21,140  SH    SOLE        NONE          21,140
Zion's Bancorporat  Common Stock     989701107       1,587     29,571  SH    SOLE        NONE          29,571
                                                 ---------
                                                   148,564

                                                 ---------
TOTAL PORTFOLIO                                    148,564
                                                 =========